CrossingBridge Pre-Merger SPAC ETF
Schedule of Investments
December 31, 2024 (Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 91.0%	Shares	Value
AA Mission Acquisition Corp. - Class A (a)	100,000	$1,010,000
Agriculture & Natural Solutions Acquisition Corp. (a)	146,870	1,540,666
Bayview Acquisition Corp. - Class A (a)	75,000	801,750
Bowen Acquisition Corp. (a)	300,000	3,276,000
Bukit Jalil Global Acquisition 1 Ltd. (a)	124,181	1,390,827
byNordic Acquisition Corp. (a)	50,000	571,000
Cartesian Growth Corp. II - Class A (a)	212,111	2,473,214
Cayson Acquisition Corp. (a)	175,000	1,767,500
CF Acquisition Corp. VII - Class A (a)	250,000	2,852,500
Charlton Aria Acquisition Corp. - Class A (a)	200,000	1,992,000
CO2 Energy Transition Corp. (a)	150,000	1,504,500
DT Cloud Star Acquisition Corp. (a)	175,000	1,762,250
Embrace Change Acquisition Corp. (a)	50,000	587,000
Four Leaf Acquisition Corp. - Class A (a)	130,225	1,445,498
Future Vision II Acquisition Corp. (a)	50,000	501,250
Global Lights Acquisition Corp. (a)	250,000	2,665,000
GSR III Acquisition Corp. (a)	200,000	1,978,000
Haymaker Acquisition Corp. 4 (a)	122,390	1,318,140
IB Acquisition Corp. (a)	318,220	3,223,569
Integrated Wellness Acquisition Corp. - Class A (a)	58,864	709,606
Iron Horse Acquisitions Corp. (a)	327,868	3,373,762
Jackson Acquisition Co. II (a)	150,000	1,509,000
Legato Merger Corp. III (a)	220,305	2,266,939
M3-Brigade Acquisition V Corp. - Class A (a)	44,914	451,835
Mercer Park Opportunities Corp. (a)	150,000	1,485,000
Mountain Lake Acquisition Corp. (a)	27,521	275,760
Nabors Energy Transition Corp. II (a)	239,885	2,590,758
Oak Woods Acquisition Corp. - Class A (a)	200,000	2,270,000
Patria Latin American Opportunity Acquisition Corp. (a)	218,796	2,548,973
Plum Acquisition Corp. III (a)	50,000	556,000
Pyrophyte Acquisition Corp. - Class A (a)	223,501	2,573,614
Range Capital Acquisition Corp. (a)	125,000	1,255,000
RF Acquisition Corp. II (a)	50,000	511,000
Tavia Acquisition Corp. (a)	200,000	1,982,220
TLGY Acquisition Corp. - Class A (a)	63,073	737,008
Translational Development Acquisition Corp. (a)	100,000	1,003,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $56,780,046)		58,760,139

RIGHTS - 0.4%	Shares	Value
Administrative and Support and Waste Management and Remediation Services - 0.0%(b)
Cayson Acquisition Corp., Expires 06/24/2026, Exercise Price $10.00 (a)	175,000	23,625

Financials - 0.3%
Black Hawk Acquisition Corp., Expires 06/20/2025, Exercise Price $10.00 (a)	17,000	18,700
Charlton Aria Acquisition Corp., Expires 12/31/2026, Exercise Price $10.00 (a)	200,000	33,000
Eureka Acquisition Corp., Expires 01/03/2026, Exercise Price $10.00 (a)	125,000	25,638
Future Vision II Acquisition Corp., Expires 06/29/2029, Exercise Price $10.00 (a)	50,000	6,255
GSR III Acquisition Corp., Expires 01/02/2026, Exercise Price $1.00 (a)	28,571	32,120
JVSPAC Acquisition Corp., Expires 11/26/2026, Exercise Price $10.00 (a)	93,830	25,803
Mercer Park Opportunities Corp., Expires 12/31/2025, Exercise Price $10.00 (a)	150,000	11,250
RF Acquisition Corp. II, Expires 05/01/2026, Exercise Price $0.00 (a)	50,000	2,760
Tavia Acquisition Corp., Expires 11/26/2029, Exercise Price $10.00 (a)	200,000	24,000
Total Financials		179,526

Professional, Scientific, and Technical Services - 0.1%
DT Cloud Star Acquisition Corp., Expires 07/09/2029, Exercise Price $10.00 (a)	250,000	35,000
TOTAL RIGHTS (Cost $240,031)		238,151

WARRANTS - 0.1%	Contracts	Value
Finance and Insurance - 0.1%
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50 (a)	125,000	8,750
Iron Horse Acquisitions Corp., Expires 02/16/2029, Exercise Price $11.50 (a)	50,000	1,750
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50 (a)	122,990	19,679
SMX Security Matters PLC, Expires 03/07/2028, Exercise Price $18,975.00 (a)	425	23
Total Finance and Insurance		30,202

Financials - 0.0%(b)
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50 (a)	22,457	4,042
Mercer Park Opportunities Corp., Expires 08/29/2029, Exercise Price $11.50 (a)	150,000	11,250
Total Financials		15,292

Management of Companies and Enterprises - 0.0%(b)
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50 (a)	75,000	10,875

Real Estate and Rental and Leasing - 0.0%(b)
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50 (a)	50,000	5,500
TOTAL WARRANTS (Cost $54,993)		61,869

SHORT-TERM INVESTMENTS - 9.3%	Shares	Value
Money Market Funds - 9.3%
First American Government Obligations Fund - Class X, 4.41% (c)	2,142,494	2,142,494
First American Treasury Obligations Fund - Class X, 4.40% (c)	3,867,755	3,867,754
TOTAL SHORT-TERM INVESTMENTS (Cost $6,010,249)		6,010,248

TOTAL INVESTMENTS - 100.8% (Cost $63,085,319)		65,070,407
Liabilities in Excess of Other Assets - (0.8)%		(524,795)
TOTAL NET ASSETS - 100.0%		$64,545,612
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Income Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund, the CrossingBridge Nordic High Income Bond Fund, and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge
Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.
The investment objective of the CrossingBridge Low Duration High Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration.
The investment objective of the CrossingBridge Nordic High Income Bond Fund is seek high current income and capital appreciation with the preservation of capital.
The investment objective of the RiverPark Strategic Income Fund is seek high current income and capital appreciation with the preservation of capital.
The CrossingBridge Low Duration High Income Fund commenced investment operations on February 1, 2018. The Fund has registered and currently offers both an
Institutional Class and Retail Class of shares. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares.
The RiverPark Strategic Income was formerly a series of the RiverPark Funds Trust and commenced opertaions on September 13, 2013 (the Predessor Fund"). After
the close of business on May 12, 2023, he assets of the Predecessor Fund were transferred to the RiverPark Strategic Income Fund, a series of the Trust, in a tax-free reorganization, which was approved by shareholders of the Predessort Fund (the "Reorganization"). The RiverPark Strategic Income Fund offers both Institutional Class and Retail Class shares.
The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC
(the "Adviser"), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2024:

CrossingBridge Pre-Merger SPAC ETF	Level 1	Level 2	Level 3	Total
Assets(1):
Special Purpose Acquisition Companies	$55,396,326	$12,748,150	1,177,273	69,321,749
Rights	50,189	-	-	50,189
Warrants	19,180	-	-	19,180
Short-Term Investments	1,189,462	-	-	1,189,462
Total Assets	$56,655,157	$12,748,150	$1,177,273	$70,580,580

(1) See the Fund's Schedule of Investments for industry classifications.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Pre-Merger SPAC ETF
	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2024	0
Purchases	-
Sales	-
Realized gains	-
Realized losses	(4)
Accretion of discout/(amortization of premium)	-
Change in unrealized appreciation (depreciation)	4
Transfer in/(out) of Level 3	-
Ending Balance - December 31, 2024	$-